cik 895421

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

RECD S.E.C.
DEC 2 2 2006
1086

Richard A. Mikaliunas
Senior Vice President
Capital Markets

American Stock Exchange
86 Trinity Place
New York, NY 10006
T 212 306 1807
F 212 306 2066
richard.mikaliunas@amex.com

CERTAMX

[redacted]

06064475

1-11758

December 22, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Office of Filings and Information Services
Filer Support #2
Room #2531
100 F Street, N.E.
Washington, D.C. 20549

PROCESSED
DEC 2 7 2006
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that the American Stock Exchange, (the "Exchange") received from Morgan Stanley (the "Registrant") a copy of the Company's application on Form 8-A for the registration of the following security:

Global Medium-Term Notes, Series F, 7.5% SPARQS® due January 20, 2008 (Mandatorily Exchangeable for Shares of Common Stock of Coach, Inc.)

We further certify that the above security has been approved by the Exchange for listing and registration, upon official notice of issuance, and understand that the 8A will be immediately effective upon your receipt of this letter.

Sincerely,

Richard A. Mikaliunas